Note 29 - Loans and Borrowings - Terms and Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 23, 2017
Statement Line Items [Line Items]
Nominal interest rate					7.25%
Carrying amount	$ 408	$ 2,471	$ 5,960	$ 1,486
Unsecured bank loan - Stanbic [member]
Statement Line Items [Line Items]
Nominal interest rate	50.00%
Face value	$ 87	384
Carrying amount	$ 87	384
Unsecured bank loan - First Capital [member]
Statement Line Items [Line Items]
Nominal interest rate	55.00%
Face value	$ 321	2,087
Carrying amount	$ 321	2,087
Unsecured bank loan [Member]
Statement Line Items [Line Items]
Nominal interest rate
Face value	$ 408	2,471
Carrying amount	$ 408	$ 2,471